Biological assets - Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in biological assets [abstract]
Biological assets, beginning of the year	$ 228,037	$ 266,444
Increase due to purchases	1,928	511
Initial recognition and changes in fair value of biological assets	143,081	87,858
Decrease due to harvest / disposals	(685,963)	(476,704)
Costs incurred during the year	556,633	387,448
Exchange differences	50,229	(37,520)
Biological assets, end of the year	293,945	228,037
Initial recognition and changes in fair value of biological assets, price changes	525	3,999
Initial recognition and changes in fair value of biological assets, physical changes	13,738	11,796
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	14,263	15,795
Sugarcane
Changes in biological assets [abstract]
Biological assets, beginning of the year	116,458	109,431
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	41,166	94,436
Decrease due to harvest / disposals	(205,967)	(245,325)
Costs incurred during the year	142,205	146,592
Exchange differences	(24,242)	11,324
Biological assets, end of the year	69,620	116,458
Crops | Farming
Changes in biological assets [abstract]
Biological assets, beginning of the year	55,545	72,843
Increase due to purchases	1,275	369
Initial recognition and changes in fair value of biological assets	33,050	(10,327)
Decrease due to harvest / disposals	(220,801)	(116,007)
Costs incurred during the year	172,927	130,965
Exchange differences	37,367	(22,298)
Biological assets, end of the year	79,363	55,545
Rice | Farming
Changes in biological assets [abstract]
Biological assets, beginning of the year	32,843	54,125
Increase due to purchases	653	142
Initial recognition and changes in fair value of biological assets	53,436	(4,301)
Decrease due to harvest / disposals	(151,317)	(58,110)
Costs incurred during the year	145,752	57,990
Exchange differences	20,731	(17,003)
Biological assets, end of the year	102,098	32,843
Dairy | Farming
Changes in biological assets [abstract]
Biological assets, beginning of the year	23,191	30,045
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	15,429	8,050
Decrease due to harvest / disposals	(107,878)	(57,262)
Costs incurred during the year	95,749	51,901
Exchange differences	16,373	(9,543)
Biological assets, end of the year	$ 42,864	$ 23,191